Trading Activities	12 Months Ended
Dec. 31, 2010
Trading Activities
6.	Trading Activities

The following table summarizes the details of trading assets, at fair value, at December 31:

	2009		2010
	(in millions of Won)
Debt securities:
Korean treasury and governmental agencies	(Won)	1,523,695	(Won)	3,225,335
Corporations		1,176,562		1,897,386
Mortgage-backed and asset-backed securities		872,987		470,501
Financial institutions		2,104,094		4,886,533
Equity securities		746,962		830,691
Derivative instruments:
Foreign exchange derivatives		3,426,615		1,630,922
Interest rate derivatives		898,554		924,517
Equity derivatives		286,919		1,253,186
Credit derivatives		2,546		349
Commodity derivatives		1,896		5,525
Other trading assets — commodity indexed deposits		256,246		153,457

	(Won)	11,297,076	(Won)	15,278,402

The following table summarizes the details of trading liabilities, at fair value, at December 31:

	2009		2010
	(in millions of Won)
Derivative instruments:
Foreign exchange derivatives	(Won)	2,800,680	(Won)	1,322,598
Interest rate derivatives		1,134,514		874,208
Equity derivatives		285,302		1,214,792
Credit derivatives		23,076		422
Commodity derivatives		2,493		5,119
Other trading liabilities — commodity indexed deposits		318,969		198,619

	(Won)	4,565,034	(Won)	3,615,758

The following table presents trading profits (losses) for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Debt securities	(Won)	128,385	(Won)	(88,422)	(Won)	43,561
Equity securities		(108,652)		81,052		14,729
Derivative instruments		590,779		(513,413)		879,066
Other trading activities — commodity indexed deposits		(26,182)		3,821		(784)

Net trading profits (losses)	(Won)	584,330	(Won)	(516,962)	(Won)	936,572

For the years ended December 31, 2008, 2009 and 2010, net unrealized gains (losses) of trading securities of (Won)163,362 million, (Won)(8,710) million and (Won)(30,418) million, respectively, were included in net trading profits (losses).